Leases - Schedule of Movements in Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	$ 263,424	$ 268,834
Additions	45,000
Balance at end of the year	278,814	263,424
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	328,884	316,213
Additions	44,985	19,060
Decreases and disposals	(13,380)	(3,421)
Reclassified to property, plant and equipment and intangible assets	(1,443)	(1,404)
Effect of currency translation	2,191	(1,564)
Balance at end of the year	361,237	328,884
Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	(65,460)	(47,379)
Depreciation and impairment	(21,983)	(20,125)
Depreciation of disposals	4,521	239
Reclassified to property, plant and equipment and intangible assets	1,443	1,404
Effect of currency translation	(944)	401
Balance at end of the year	(82,423)	(65,460)
Vessels and Ships
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	218,357	213,465
Balance at end of the year	214,491	218,357
Vessels and Ships | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	240,693	225,141
Additions	16,264	16,181
Decreases and disposals	(8,023)
Effect of currency translation	373	(629)
Balance at end of the year	249,307	240,693
Vessels and Ships | Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	(22,336)	(11,676)
Depreciation and impairment	(12,280)	(10,701)
Effect of currency translation	(200)	41
Balance at end of the year	(34,816)	(22,336)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	37,142	46,225
Balance at end of the year	54,341	37,142
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	74,386	77,090
Additions	24,107	1,112
Decreases and disposals	(3,770)	(3,355)
Effect of currency translation	791	(461)
Balance at end of the year	95,514	74,386
Buildings | Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	(37,244)	(30,865)
Depreciation and impairment	(7,149)	(6,756)
Depreciation of disposals	3,594	173
Effect of currency translation	(374)	204
Balance at end of the year	(41,173)	(37,244)
Other
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	7,925	9,144
Balance at end of the year	9,982	7,925
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	13,805	13,982
Additions	4,614	1,767
Decreases and disposals	(1,587)	(66)
Reclassified to property, plant and equipment and intangible assets	(1,443)	(1,404)
Effect of currency translation	1,027	(474)
Balance at end of the year	16,416	13,805
Other | Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	(5,880)	(4,838)
Depreciation and impairment	(2,554)	(2,668)
Depreciation of disposals	927	66
Reclassified to property, plant and equipment and intangible assets	1,443	1,404
Effect of currency translation	(370)	156
Balance at end of the year	$ (6,434)	$ (5,880)